Business Segment Information (Operating Information By Segment, Total Assets) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	$ 25,277,861	$ 13,052,566
Calpian, Inc [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	16,075,505	13,052,566
Calpian Commerce, Inc [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	$ 9,202,356